Summary of Future Minimum Payments Receivable Under Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands		Sep. 30, 2023	Dec. 31, 2022
Lessor Disclosure [Abstract]
Future minimum payments receivable		$ 1,266,662	$ 1,179,515
Less: unearned income		(388,724)	(354,769)
Container leaseback financing receivable	[1]	877,938	824,746
Less: Allowance for credit losses		(50)	(114)
Container leaseback financing receivable, net	[2]	877,888	824,632
Amounts due within one year		57,812	53,652
Amounts due beyond one year		$ 820,076	$ 770,980

[1]	One major customer represented 98.5% and 97.4% of the Company’s container leaseback financing receivable portfolio as of September 30, 2023 and December 31, 2022, respectively.
[2]	As of September 30, 2023 and December 31, 2022, the fair value of container leaseback financing receivable (including the short-term balance) was approximately $743,676 and $732,951, respectively, and was measured using Level 2 inputs.